UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
      DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
               THE SECURITIES EXCHANGE ACT OF 1934

  For the monthly distribution period from:
  July 30, 2013 to August 16, 2013

  Commission File Number of issuing entity: 333-172366-08

  Wells Fargo Commercial Mortgage Trust 2013-LC12
  (Exact name of  issuing entity as specified in its charter)

  Commission File Number of depositor: 333-172366

  Wells Fargo Commercial Mortgage Securities, Inc.
  (Exact name of depositor as specified in its charter)

  Wells Fargo Bank, N.A.
  Ladder Capital Finance LLC
  The Royal Bank of Scotland plc
  (Exact name of sponsors as specified in their charters)

  New York
  (State or other jurisdiction of incorporation or organization of the issuing entity)

  38-3913692
  38-3913693
  38-3913694
  PENDING
  (I.R.S. Employer Identification No.)

  c/o Wells Fargo Bank, N.A.
  9062 Old Annapolis Road
  Columbia, MD                                                      21045
  (Address of principal executive offices of the issuing entity)  (Zip Code)

  (410) 884-2000
  (Telephone number, including area code)

  Not Applicable
  (Former name, former address, if changed since last report)


                                 Registered/reporting pursuant to (check one)

  Title of                     Section    Section   Section    Name of Exchange
  Class                         12(b)      12(g)     15(d)    (If Section 12(b))


  A-1                           ______     ______   ___X___       ___________
  A-2                           ______     ______   ___X___       ___________
  A-3                           ______     ______   ___X___       ___________
  A-3FL                         ______     ______   ___X___       ___________
  A-3FX                         ______     ______   ___X___       ___________
  A-4                           ______     ______   ___X___       ___________
  A-SB                          ______     ______   ___X___       ___________
  A-S                           ______     ______   ___X___       ___________
  B                             ______     ______   ___X___       ___________
  C                             ______     ______   ___X___       ___________
  D                             ______     ______   ___X___       ___________
  E                             ______     ______   ___X___       ___________
  F                             ______     ______   ___X___       ___________
  G                             ______     ______   ___X___       ___________
  R                             ______     ______   ___X___       ___________
  V                             ______     ______   ___X___       ___________
  X-A                           ______     ______   ___X___       ___________
  PEX                           ______     ______   ___X___       ___________


  Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
  such filing requirements for the past 90 days. Yes __X__   No ____


  Part I - DISTRIBUTION INFORMATION

  Item 1. Distribution and Pool Performance Information


  On August 16, 2013 a distribution was made to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2013-LC12.

  The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

  No assets securitized by Wells Fargo Commercial Mortgage Securities, Inc. (the "Depositor") and held by Wells Fargo Commercial Mortgage Trust 2013-LC12 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from July 30, 2013 to August 16, 2013, and there is no repurchase activity to report for that period. The Depositor filed its most recent Form ABS-15G on August 13, 2013. The CIK number for the Depositor is 0000850779.

  Part II - OTHER INFORMATION

  Item 9. Exhibits.

     (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2013-LC12, relating to the August 16, 2013 distribution.

    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

  Wells Fargo Commercial Mortgage Securities, Inc.
  (Depositor)

  /s/ Anthony Sfarra
  Anthony Sfarra, President

  Date: August 27, 2013

 EXHIBIT INDEX

  Exhibit Number  Description
  EX-99.1 Monthly report distributed to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2013-LC12, relating to the August 16, 2013 distribution.